Share Capital, Share Premium and Reserves (Tables)	12 Months Ended
Dec. 31, 2023
Textblock 1 [Abstract]
Summary of Reserves at Reporting Date

Reserves as of December 31, 2022 and 2023 are as follows:

(In millions of won)
	December 31, 2022		December 31, 2023
Foreign currency translation differences for foreign operations	₩	509,620	548,792
Other comprehensive loss from associates		(29,992)	(32,816)
	₩	479,628	515,976

16.
Share Capital, Share Premium and Reserves, Continued

Change in Reserves

The movement in reserves for the years ended December 31, 2021, 2022 and 2023 are as follows:

(In millions of won)
	Loss on valuation of derivatives		Foreign currency translation differences for foreign operations	Other comprehensive income (loss) from associates (excluding remeasurements)	Total
January 1, 2021	₩	—	(138,667)	(24,779)	(163,446)
Change in reserves		(9,227)	705,318	4,497	700,588
December 31, 2021		(9,227)	566,651	(20,282)	537,142
January 1, 2022		(9,227)	566,651	(20,282)	537,142
Change in reserves		9,227	(57,031)	(9,710)	(57,514)
December 31, 2022		—	509,620	(29,992)	479,628
January 1, 2023		—	509,620	(29,992)	479,628
Change in reserves		—	39,172	(2,824)	36,348
December 31, 2023	₩	—	548,792	(32,816)	515,976